OPERATING SEGMENTS, Information Relating to Operating Segments (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Information relating to operating segments [Abstract]
External	[1]	S/ 25,665,000	S/ 20,919,000		S/ 19,449,000
From other segments	[1],[2]	752,000	725,000		549,000
Net interest, similar income and expenses		12,937,972	11,091,618		9,359,604
Other income, net	[3]	6,867,000	5,908,000		4,923,000
Provision for credit losses on loan portfolio		(3,957,143)	(2,158,555)		(1,558,951)
Depreciation, amortization and right in use		(659,000)	(636,000)		(683,000)
Income tax		(1,888,000)	(2,111,000)		(1,661,000)
Net profit		4,959,878	4,760,110		3,671,829
Additions of fixed assets, intangibles and goodwill		1,214,000	920,000		640,000
Total assets		238,840,188	235,414,157	[4]	243,443,872	[4]
Total liabilities		205,733,123	205,818,944	[4]	216,611,348	[4]
Universal Banking [Member]
Information relating to operating segments [Abstract]
External	[1]	17,907,000	14,375,000		12,034,000
From other segments	[1],[2]	578,000	527,000		378,000
Net interest, similar income and expenses		10,090,000	8,153,000		6,529,000
Other income, net	[3]	4,722,000	3,306,000		3,419,000
Provision for credit losses on loan portfolio		(2,896,000)	(1,517,000)		(1,051,000)
Depreciation, amortization and right in use		(484,000)	(476,000)		(464,000)
Income tax		(1,559,000)	(1,737,000)		(1,338,000)
Net profit		4,286,000	4,326,000		3,463,000
Additions of fixed assets, intangibles and goodwill		781,000	605,000		476,000
Total assets		192,299,000	190,605,000
Total liabilities		168,525,000	169,323,000
Insurance and Pension Funds [Member]
Information relating to operating segments [Abstract]
External	[1]	2,628,000	2,043,000		3,951,000
From other segments	[1],[2]	0	67,000		65,000
Net interest, similar income and expenses		289,000	301,000		606,000
Other income, net	[3]	1,339,000	1,112,000		634,000
Provision for credit losses on loan portfolio		0	0		0
Depreciation, amortization and right in use		(28,000)	(26,000)		(78,000)
Income tax		(97,000)	(60,000)		(70,000)
Net profit		968,000	577,000		16,000
Additions of fixed assets, intangibles and goodwill		96,000	109,000		93,000
Total assets		16,606,000	15,300,000
Total liabilities		13,687,000	12,387,000
Microfinance [Member]
Information relating to operating segments [Abstract]
External	[1]	3,727,000	3,125,000		2,416,000
From other segments	[1],[2]	134,000	0		0
Net interest, similar income and expenses		2,415,000	2,375,000		2,089,000
Other income, net	[3]	207,000	76,000		23,000
Provision for credit losses on loan portfolio		(1,048,000)	(642,000)		(508,000)
Depreciation, amortization and right in use		(104,000)	(89,000)		(92,000)
Income tax		(21,000)	(172,000)		(159,000)
Net profit		131,000	439,000		309,000
Additions of fixed assets, intangibles and goodwill		173,000	104,000		58,000
Total assets		19,011,000	18,756,000
Total liabilities		15,751,000	15,734,000
Operating Segments [Member] | Universal Banking Banco de Crdito del Peru [Member]
Information relating to operating segments [Abstract]
External	[1]	16,987,000	13,510,000		11,143,000
From other segments	[1],[2]	578,000	518,000		368,000
Net interest, similar income and expenses		9,927,000	7,828,000		6,192,000
Other income, net	[3]	4,511,000	3,139,000		3,262,000
Provision for credit losses on loan portfolio		(2,846,000)	(1,448,000)		(1,034,000)
Depreciation, amortization and right in use		(459,000)	(452,000)		(441,000)
Income tax		(1,497,000)	(1,625,000)		(1,275,000)
Net profit		4,203,000	4,258,000		3,391,000
Additions of fixed assets, intangibles and goodwill		765,000	590,000		449,000
Total assets		178,834,000	177,907,000
Total liabilities		155,913,000	157,485,000
Operating Segments [Member] | Universal Banking Banco de Credito de Bolivia [Member]
Information relating to operating segments [Abstract]
External	[1]	920,000	865,000		891,000
From other segments	[1],[2]	0	9,000		10,000
Net interest, similar income and expenses		163,000	325,000		337,000
Other income, net	[3]	211,000	167,000		157,000
Provision for credit losses on loan portfolio		(50,000)	(69,000)		(17,000)
Depreciation, amortization and right in use		(25,000)	(24,000)		(23,000)
Income tax		(62,000)	(112,000)		(63,000)
Net profit		83,000	68,000		72,000
Additions of fixed assets, intangibles and goodwill		16,000	15,000		27,000
Total assets		13,465,000	12,698,000
Total liabilities		12,612,000	11,838,000
Operating Segments [Member] | Insurance and Pension Funds Pacifico Seguros y Subsidiarias [Member]
Information relating to operating segments [Abstract]
External	[1]	2,233,000	1,689,000		3,544,000
From other segments	[1],[2]	0	63,000		64,000
Net interest, similar income and expenses		285,000	301,000		610,000
Other income, net	[3]	951,000	758,000		228,000
Provision for credit losses on loan portfolio		0	0		0
Depreciation, amortization and right in use		(4,000)	(3,000)		(57,000)
Income tax		(40,000)	(12,000)		(5,000)
Net profit		818,000	467,000		(130,000)
Additions of fixed assets, intangibles and goodwill		79,000	80,000		81,000
Total assets		15,865,000	14,565,000
Total liabilities		13,446,000	12,149,000
Operating Segments [Member] | Insurance and Pension Funds Prima AFP [Member]
Information relating to operating segments [Abstract]
External	[1]	395,000	354,000		407,000
From other segments	[1],[2]	0	4,000		1,000
Net interest, similar income and expenses		4,000	0		(4,000)
Other income, net	[3]	388,000	354,000		406,000
Provision for credit losses on loan portfolio		0	0		0
Depreciation, amortization and right in use		(24,000)	(23,000)		(21,000)
Income tax		(57,000)	(48,000)		(65,000)
Net profit		150,000	110,000		146,000
Additions of fixed assets, intangibles and goodwill		17,000	29,000		12,000
Total assets		741,000	735,000
Total liabilities		241,000	238,000
Operating Segments [Member] | Microfinance Mibanco [Member]
Information relating to operating segments [Abstract]
External	[1]	3,238,000	2,750,000		2,114,000
From other segments	[1],[2]	134,000	0		0
Net interest, similar income and expenses		2,160,000	2,139,000		1,860,000
Other income, net	[3]	161,000	31,000		(12,000)
Provision for credit losses on loan portfolio		(923,000)	(597,000)		(504,000)
Depreciation, amortization and right in use		(88,000)	(76,000)		(78,000)
Income tax		(47,000)	(165,000)		(143,000)
Net profit		204,000	425,000		266,000
Additions of fixed assets, intangibles and goodwill		129,000	96,000		50,000
Total assets		16,898,000	17,226,000
Total liabilities		13,902,000	14,444,000
Operating Segments [Member] | MiBanco Colombia [Member]
Information relating to operating segments [Abstract]
External	[1]	489,000	375,000		302,000
From other segments	[1],[2]	0	0		0
Net interest, similar income and expenses		255,000	236,000		229,000
Other income, net	[3]	46,000	45,000		35,000
Provision for credit losses on loan portfolio		(125,000)	(45,000)		(4,000)
Depreciation, amortization and right in use		(16,000)	(13,000)		(14,000)
Income tax		26,000	(7,000)		(16,000)
Net profit		(73,000)	14,000		43,000
Additions of fixed assets, intangibles and goodwill		44,000	8,000		8,000
Total assets		2,113,000	1,530,000
Total liabilities		1,849,000	1,290,000
Operating Segments [Member] | Investment Management & Advisory [Member]
Information relating to operating segments [Abstract]
External	[1]	1,026,000	923,000		866,000
From other segments	[1],[2]	39,000	90,000		73,000
Net interest, similar income and expenses		114,000	98,000		89,000
Other income, net	[3]	591,000	666,000		767,000
Provision for credit losses on loan portfolio		0	0		1,000
Depreciation, amortization and right in use		(37,000)	(41,000)		(45,000)
Income tax		(43,000)	(15,000)		(25,000)
Net profit		(167,000)	21,000		147,000
Additions of fixed assets, intangibles and goodwill		13,000	41,000		11,000
Total assets		10,144,000	14,051,000
Total liabilities		8,484,000	10,670,000
Operating Segments [Member] | Other Segments [Member]
Information relating to operating segments [Abstract]
External	[1]	377,000	453,000		182,000
From other segments	[1],[2]	1,000	41,000		33,000
Net interest, similar income and expenses		30,000	165,000		47,000
Other income, net	[3]	8,000	748,000		80,000
Provision for credit losses on loan portfolio		(13,000)	0		(1,000)
Depreciation, amortization and right in use		(6,000)	(4,000)		(4,000)
Income tax		(168,000)	(127,000)		(69,000)
Net profit		(258,000)	(603,000)		(263,000)
Additions of fixed assets, intangibles and goodwill		151,000	61,000		2,000
Total assets		4,274,000	3,476,000
Total liabilities		2,935,000	2,606,000
Elimination Segments [Member]
Information relating to operating segments [Abstract]
External	[1]	0	0		0
From other segments	[1],[2]	0	0		0
Net interest, similar income and expenses		0	0		0
Other income, net	[3]	0	0		0
Provision for credit losses on loan portfolio		0	0		0
Depreciation, amortization and right in use		0	0		0
Income tax		0	0		0
Net profit		0	0		0
Additions of fixed assets, intangibles and goodwill		0	0		0
Total assets		(3,494,000)	(6,774,000)
Total liabilities		S/ (3,649,000)	S/ (4,901,000)
Previously stated [member]
Information relating to operating segments [Abstract]
Total assets					244,847,000
Total liabilities					217,809,000
Previously stated [member] | Operating Segments [Member] | Universal Banking [Member]
Information relating to operating segments [Abstract]
Total assets					198,540,000
Total liabilities					179,376,000
Previously stated [member] | Operating Segments [Member] | Universal Banking Banco de Crdito del Peru [Member]
Information relating to operating segments [Abstract]
Total assets					184,740,000
Total liabilities					166,411,000
Previously stated [member] | Operating Segments [Member] | Universal Banking Banco de Credito de Bolivia [Member]
Information relating to operating segments [Abstract]
Total assets					13,800,000
Total liabilities					12,965,000
Previously stated [member] | Operating Segments [Member] | Insurance and Pension Funds [Member]
Information relating to operating segments [Abstract]
Total assets					17,331,000
Total liabilities					14,459,000
Previously stated [member] | Operating Segments [Member] | Insurance and Pension Funds Pacifico Seguros y Subsidiarias [Member]
Information relating to operating segments [Abstract]
Total assets					16,491,000
Total liabilities					14,194,000
Previously stated [member] | Operating Segments [Member] | Insurance and Pension Funds Prima AFP [Member]
Information relating to operating segments [Abstract]
Total assets					840,000
Total liabilities					265,000
Previously stated [member] | Operating Segments [Member] | Microfinance [Member]
Information relating to operating segments [Abstract]
Total assets					17,556,000
Total liabilities					14,959,000
Previously stated [member] | Operating Segments [Member] | Microfinance Mibanco [Member]
Information relating to operating segments [Abstract]
Total assets					16,163,000
Total liabilities					13,800,000
Previously stated [member] | Operating Segments [Member] | MiBanco Colombia [Member]
Information relating to operating segments [Abstract]
Total assets					1,393,000
Total liabilities					1,159,000
Previously stated [member] | Operating Segments [Member] | Investment Management & Advisory [Member]
Information relating to operating segments [Abstract]
Total assets					14,744,000
Total liabilities					12,990,000
Previously stated [member] | Operating Segments [Member] | Other Segments [Member]
Information relating to operating segments [Abstract]
Total assets					3,377,000
Total liabilities					2,634,000
Previously stated [member] | Elimination Segments [Member]
Information relating to operating segments [Abstract]
Total assets					(6,701,000)
Total liabilities					S/ (6,609,000)

[1]	Corresponds to total interest and similar income, other income (includes income and expenses on commissions) and technical results.
[2]	Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.
[3]	Corresponds to other income (include income and expenses for commissions) and technical results.
[4]	See note 3(b).